Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information (Unaudited)
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
The following table presents selected quarterly financial information:

	Year Ended December 31, 2015
(In thousands, except per share data)	First	Second	Third	Fourth	Year
Summary Operating Results:
Net revenues	$550,578	$559,867	$546,313	$542,674	$2,199,432
Operating income	71,883	83,094	69,423	46,802	271,202

Income (loss) from continuing operations, net of tax	$30,504	$(12,390)	$7,015	$(14,434)	$10,695
Income from discontinued operations, net of tax	4,599	5,965	18,410	7,565	36,539
Net income (loss) attributable to Boyd Gaming Corporation	$35,103	$(6,425)	$25,425	$(6,869)	$47,234

Basic net income (loss) per common share:
Continuing operations	$0.27	$(0.11)	$0.06	$(0.13)	$0.10
Discontinued operations	0.04	0.05	0.17	0.07	0.32
Basic net income (loss) per common share	$0.31	$(0.06)	$0.23	$(0.06)	$0.42
Diluted net income (loss) per common share:
Continuing operations	$0.27	$(0.11)	$0.06	$(0.13)	$0.10
Discontinued operations	0.04	0.05	0.16	0.07	0.32
Diluted net income (loss) per common share	$0.31	$(0.06)	$0.22	$(0.06)	$0.42

	Year Ended December 31, 2014
(In thousands, except per share data)	First	Second	Third	Fourth	Year
Summary Operating Results:
Net revenues	$541,085	$540,680	$528,897	$531,593	$2,142,255
Operating income	61,560	58,749	41,802	11,621	173,732

Loss from continuing operations, net of tax	$(1,112)	$(3,971)	$(12,256)	$(33,286)	$(50,625)
Income (loss) from discontinued operations, net of tax	(10,113)	9,309	8,928	863	8,987
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax	5,043	(4,669)	(11,777)	—	(11,403)
Net income (loss) attributable to Boyd Gaming Corporation	$(6,182)	$669	$(15,105)	$(32,423)	$(53,041)

Basic net income (loss) per common share:
Continuing operations	$(0.01)	$(0.04)	$(0.11)	$(0.30)	$(0.46)
Discontinued operations	(0.05)	0.05	(0.03)	0.01	(0.02)
Basic net income (loss) per common share	$(0.06)	$0.01	$(0.14)	$(0.29)	$(0.48)
Diluted net income (loss) per common share:
Continuing operations	$(0.01)	$(0.04)	$(0.11)	$(0.30)	$(0.46)
Discontinued operations	(0.05)	0.05	(0.03)	0.01	(0.02)
Diluted net income (loss) per common share	$(0.06)	$0.01	$(0.14)	$(0.29)	$(0.48)

Because income (loss) per share amounts are calculated using the weighted average number of common and dilutive common equivalent shares outstanding during each quarter, the sum of the per share amounts for the four quarters does not equal the total income (loss) per share amounts for the year. The per share amounts in the second half of 2014 were impacted by our issuance of 18,975,000 shares of common stock in the third quarter of 2014.